Commitments (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012 sqft	Jun. 30, 2008 sqft
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 423	$ 444	$ 584	$ 174
Office and manufacturing lease (square footage)					26,400	8,300
Period of lease				60 months
Security deposit					$ 401